SCHEDULE OF TAX LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset has been recognised	$ 119,096,654	$ 105,287,311	$ 100,694,696
Potential tax benefit	$ 28,539,512	$ 25,275,328	$ 24,691,039
Applicable tax rate	25.00%	25.00%	26.00%
AU [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 21,897,732	$ 19,020,914	$ 19,025,063
Applicable tax rate	26.00%	26.00%	26.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 6,568,458	$ 5,950,299	$ 5,665,976
Applicable tax rate	21.00%	21.00%	21.00%
MT [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 65,895	$ 304,115
Applicable tax rate	35.00%	35.00%	35.00%
UK [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 7,427
Applicable tax rate	19.00%	19.00%	19.00%